Warrants - Preferred D Stock Warrants Activity (Detail) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Class Of Warrant Or Right [Line Items]
Warrants, Beginning Balance	13,219,597	5,447,940
Warrants, Ending Balance	66,789,624	13,219,597	5,447,940
Preferred D Stock Warrants
Class Of Warrant Or Right [Line Items]
Warrants, Beginning Balance		0	0
Warrants granted			7,200,000
Warrants Converted			(7,200,000)
Warrants Expired			0
Warrants, Ending Balance			0
Weighted Average Exercise Price, Warrants Outstanding Beginning Balance		$ 0	$ 0
Weighted Average Exercise Price, Granted			0.025
Weighted Average Exercise Price, Converted			0.025
Weighted Average Exercise Price, Expired			0
Weighted Average Exercise Price, Warrants Outstanding Ending Balance			$ 0
Weighted Average Remainder Contractual Term in Years, Warrants Outstanding			0 years
Warrants Weighted Average Remainder Contractual Terms Granted			6 years 9 months 18 days
Weighted Average Remainder Contractual Term in Years, Converted			6 years 8 months 12 days
Weighted Average Remainder Contractual Term in Years, Expired			0 years
Weighted Average Remainder Contractual Term in Years, Warrants Outstanding			0 years